RISK MANAGEMENT - Contractual maturities of financial liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
0 - 30 Days
RISK MANAGEMENT
Financial liabilities	$ 189,572,598	$ 163,448,053
31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	79,795,108	80,918,487
Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	29,225,417	33,037,378
Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	9,719,595	16,903,042
Greater than 5 years
RISK MANAGEMENT
Financial liabilities	26,589,527	26,608,947
Demand deposit from customers | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	162,015,643	143,307,149
Time deposits from customers | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	16,673,292	15,107,203
Time deposits from customers | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	64,079,401	57,588,430
Time deposits from customers | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	16,502,005	17,737,464
Time deposits from customers | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	5,879,599	6,671,911
Time deposits from customers | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	17,667,549	18,331,091
Interbank deposits - Repurchase agreements | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	1,801,163	809,027
Interbank deposits - Repurchase agreements | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	46,538	242,810
Interbank deposits - Repurchase agreements | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities		23,431
Borrowings from other financial institutions | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	381,534	763,580
Borrowings from other financial institutions | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	8,811,727	5,604,327
Borrowings from other financial institutions | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	3,537,113	6,651,228
Borrowings from other financial institutions | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	1,815,062	2,403,786
Borrowings from other financial institutions | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	2,013,978	2,661,657
Debt securities in issue | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	56,666	124,055
Debt securities in issue | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	1,698,794	3,913,687
Debt securities in issue | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	6,917,904	4,363,593
Debt securities in issue | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	1,131,868	6,023,469
Debt securities in issue | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	5,846,266	3,836,353
Preferred shares | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	57,701	57,701
Preferred shares | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	115,403	115,403
Preferred shares | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	115,403	115,403
Preferred shares | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	295,697	295,697
Derivative financial instruments | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	8,644,300	3,337,039
Derivative financial instruments | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	5,100,947	13,511,532
Derivative financial instruments | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	2,152,992	4,146,259
Derivative financial instruments | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	777,663	1,688,473
Derivative financial instruments | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	$ 766,037	$ 1,484,149
Mortgage Loans | Minimum
RISK MANAGEMENT
Debt instrument maturity	15 years
Mortgage Loans | Maximum
RISK MANAGEMENT
Debt instrument maturity	30 years